Derivative liabilities - Movements (Details) - Derivatives - USD ($)			6 Months Ended		12 Months Ended
	Jan. 17, 2025	Dec. 21, 2024	Feb. 28, 2026	Feb. 28, 2025	Aug. 31, 2025
Series A Convertible Preferred Shares
Derivative Liabilities
Opening balance				$ 514,589	$ 514,589
Revaluation at the end of the period					(901,504)
Amortization of the deferred loss during the period			$ 0	(576,207)
Accelerated amortization of the deferred loss during the period					576,209
Voluntary conversions to Voting Common Shares during the period					(100,610)
Forced conversions to Voting Common Shares during the period		$ (71,784)			(71,784)
Currency translation					(16,900)
Series B Convertible Preferred Shares
Derivative Liabilities
Opening balance			673	1,078,936	1,078,936
Revaluation at the end of the period			1,633		(1,482,319)
Amortization of the deferred loss during the period			0	$ (565,436)
Accelerated amortization of the deferred loss during the period					580,881
Forced conversions to Voting Common Shares during the period	$ (136,298)				(136,298)
Currency translation			30		(40,527)
Closing balance			$ 2,336		$ 673